UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-4743

                      (Investment Company Act File Number)


                       Federated Equity Income Fund, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/07


                Date of Reporting Period:  Quarter ended 8/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED EQUITY INCOME FUND, INC.
PORTFOLIO OF INVESTMENTS
August 31, 2007 (unaudited)

  SHARES     VALUE

                 COMMON STOCKS--86.2%
                 CONSUMER DISCRETIONARY--4.6%
     151,110     Autoliv, Inc.                                                                                       $     8,669,181
      52,170     Dow Jones & Co.                                                                                           3,080,639
      35,340     Fortune Brands, Inc.                                                                                      2,936,401
     442,210     Home Depot, Inc.                                                                                         16,941,065
      54,200     Leggett and Platt, Inc.                                                                                   1,105,680
     126,660     Mattel, Inc.                                                                                              2,739,656
     109,820     McDonald's Corp.                                                                                          5,408,635
     387,600     Tribune Co.                                                                                              10,678,380
                    TOTAL                                                                                                 51,559,637
                 CONSUMER STAPLES--12.3%
     113,830     Anheuser-Busch Cos., Inc.                                                                                 5,623,202
     359,840     Coca-Cola Co.                                                                                            19,352,195
     209,420     Colgate-Palmolive Co.                                                                                    13,888,734
      49,700     General Mills, Inc.                                                                                       2,777,236
     158,220     Kimberly-Clark Corp.                                                                                     10,868,132
     428,178     Kraft Foods, Inc., Class A                                                                               13,727,387
     196,960     PepsiCo, Inc.                                                                                            13,399,189
     440,350     Procter & Gamble Co.                                                                                     28,759,259
      90,130     Sysco Corp.                                                                                               3,008,539
     562,900     Wal-Mart Stores, Inc.                                                                                    24,559,327
                    TOTAL                                                                                                135,963,200
                 ENERGY--12.4%
     269,750     BP PLC, ADR                                                                                              18,170,360
     378,430     Chevron Corp.                                                                                            33,211,017
      33,750     ConocoPhillips                                                                                            2,763,788
     187,200     ENI SpA, ADR                                                                                             12,913,056
     162,210     Enbridge, Inc.                                                                                            5,466,477
     101,954     ExxonMobil Corp.                                                                                          8,740,516
     348,240     Hugoton Royalty Trust                                                                                     8,249,806
      51,400     Marathon Oil Corp.                                                                                        2,769,946
      49,080     Occidental Petroleum Corp.                                                                                2,782,345
     169,520     Patterson-UTI Energy, Inc.                                                                                3,639,594
     225,280     Royal Dutch Shell PLC, Class A, ADR                                                                      17,425,408
     290,390     Total SA, Class B, ADR                                                                                   21,805,385
                    TOTAL                                                                                                137,937,698
                 FINANCIALS--20.1%
     230,653     Ace Ltd.                                                                                                 13,322,517
     224,090     Aflac, Inc.                                                                                              11,946,238
     172,040     Allstate Corp.                                                                                            9,419,190
     569,040     American Financial Realty Trust                                                                           4,711,651
     982,810     Bank of America Corp.                                                                                    49,808,811
   1,000,120     Citigroup, Inc.                                                                                          46,885,626
     431,210     Federal Home Loan Mortgage Corp.                                                                         26,566,848
     121,270     Hartford Financial Services Group, Inc.                                                                  10,782,116
     215,020     Healthcare Realty Trust, Inc.                                                                             5,369,049
     141,330     Hospitality Properties Trust                                                                              5,576,882
     156,470     Nationwide Financial Services, Inc., Class A                                                              8,374,274
     172,270     New York Community Bancorp, Inc.                                                                          3,047,456
      76,860     PartnerRe Ltd.                                                                                            5,588,491
     130,310     Protective Life Corp.                                                                                     5,446,958
      53,040     The Travelers Cos., Inc.                                                                                  2,680,642
     167,420     Wachovia Corp.                                                                                            8,200,232
      75,800     Washington Mutual Bank                                                                                    2,783,376
      76,670     Wells Fargo & Co.                                                                                         2,801,522
                    TOTAL                                                                                                223,311,879
                 HEALTH CARE--9.4%
     107,660     AstraZeneca PLC, ADR                                                                                      5,296,872
     328,370     Biovail Corp.                                                                                             5,753,042
     255,260     Eli Lilly & Co.                                                                                          14,639,161
     107,500     GlaxoSmithKline PLC, ADR                                                                                  5,613,650
     319,710     Johnson & Johnson                                                                                        19,754,881
   2,013,820     Pfizer, Inc.                                                                                             50,023,289
      79,360     Wyeth                                                                                                     3,674,368
                    TOTAL                                                                                                104,755,263
                 INDUSTRIALS--9.5%
     165,760     3M Co.                                                                                                   15,082,502
     174,860     Avery Dennison Corp.                                                                                     10,454,879
     281,320     Dover Corp.                                                                                              13,897,208
     377,580     General Electric Co.                                                                                     14,676,535
      58,400     Illinois Tool Works, Inc.                                                                                 3,397,128
     357,260     Northrop Grumman Corp.                                                                                   28,166,378
     155,300     United Parcel Service, Inc., Class B                                                                     11,781,058
     103,870     United Technologies Corp.                                                                                 7,751,818
                    TOTAL                                                                                                105,207,506
                 INFORMATION TECHNOLOGY--3.2%
     176,860     Automatic Data Processing, Inc.                                                                           8,089,576
     283,290     Intel Corp.                                                                                               7,294,718
     221,160     Microchip Technology, Inc.                                                                                8,519,083
     115,420     Seagate Technology Holdings                                                                               2,980,144
     834,850     Taiwan Semiconductor Manufacturing Co., ADR                                                               8,281,712
                    TOTAL                                                                                                 35,165,233
                 MATERIALS--3.4%
      94,090     Bemis Co., Inc.                                                                                           2,810,468
     149,050     Bowater, Inc.                                                                                             2,510,002
      61,320     Dow Chemical Co.                                                                                          2,614,072
      45,600     Freeport-McMoRan Copper & Gold, Inc., Class B                                                             3,986,352
      46,400     PPG Industries, Inc.                                                                                      3,403,440
     126,100     Packaging Corp. of America                                                                                3,284,905
     293,030     Rohm & Haas Co.                                                                                          16,567,916
      95,900     Valspar Corp.                                                                                             2,586,423
                    TOTAL                                                                                                 37,763,578
                 TELECOMMUNICATION SERVICES--9.0%
   1,058,555     AT&T, Inc.                                                                                               42,204,588
     310,720     Deutsche Telekom AG, ADR                                                                                  5,779,392
     112,200     Embarq Corp.                                                                                              7,003,524
     104,330     France Telecommunications, ADR                                                                            3,163,286
     776,400     NTT DoCoMo, Inc., ADR                                                                                    11,847,864
     129,000     Nippon Telegraph & Telephone Corp., ADR                                                                   2,979,900
      80,490     Swisscom AG, ADR                                                                                          2,821,175
     294,050     Verizon Communications                                                                                   12,314,814
     793,549     Windstream Corp.                                                                                         11,331,880
                    TOTAL                                                                                                 99,446,423
                 UTILITIES--2.3%
     323,570     Energy East Corp.                                                                                         8,636,083
     109,860     Integrys Energy Group, Inc.                                                                               5,511,676
     147,980     NiSource, Inc.                                                                                            2,787,943
     128,460     Progress Energy, Inc.                                                                                     5,893,745
      73,640     SCANA Corp.                                                                                               2,826,303
                    TOTAL                                                                                                 25,655,750
                    TOTAL COMMON STOCKS (IDENTIFIED COST $825,620,844)                                                   956,766,167
                 CORPORATE BONDS--3.0%
                 CONSUMER DISCRETIONARY--1.0%
   9,802,000     Liberty Media Corp., Conv. Bond, 0.75%, 3/30/2023                                                        11,210,939
                 FINANCIALS--2.0%
  19,252,000     Merrill Lynch & Co., Inc., Conv. Bond, 3/13/2032                                                         22,173,298
                    TOTAL CORPORATE BONDS (IDENTIFIED COST $33,760,698)                                                   33,384,237
                 PREFERRED STOCKS--4.6%
                 CONSUMER DISCRETIONARY--1.3%
     458,770     Credit Suisse First Boston, NY, PERCS                                                                    13,990,191
                 FINANCIALS--1.1%
     210,100 1,2 Merrill Lynch & Co., Inc., PERCS                                                                         12,064,993
                 INFORMATION TECHNOLOGY--2.2%
     381,500 1,2 Goldman Sachs Group, Inc., PERCS                                                                         11,677,715
     562,000 1,2 Merrill Lynch & Co., Inc., PERCS                                                                         13,088,980
                    TOTAL                                                                                                 24,766,695
                    TOTAL PREFERRED STOCKS (IDENTIFIED COST $46,599,791)                                                  50,821,879
                 MUTUAL FUND--9.2%
 102,704,099 3,4 Prime Value Obligations Fund, Institutional Shares, 5.33% (AT NET ASSET VALUE)                          102,744,099
                    TOTAL INVESTMENTS---103.0%                                                                         1,143,716,382
                    (IDENTIFIED COST $1,008,725,432)5
                    OTHER ASSETS AND LIABILITIES---NET-(3.0)%                                                           (33,673,684)
                    TOTAL NET ASSETS---100%                                                                          $ 1,110,042,698


1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2007, these restricted securities amounted to $36,831,688, which represented 3.3% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At August 31, 2007, these liquid restricted securities amounted to $36,831,688, which represented 3.3% of total net assets.

3    Affiliated company.

4    7-Day net yield.

5 At August 31, 2007, the cost of investments for federal tax purposes was $1,008,725,432. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $134,990,950. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $145,336,064 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,345,114.



Note:         The categories of investments are shown as a percentage of total net assets at August 31, 2007.

INVESTMENT VALUATION

Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Directors may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest yields, yield curves and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.





The following acronyms are used throughout this portfolio:

 ADR   --American Depositary Receipt
 PERCS --Preferred Equity Redemption Cumulative Stock






ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED EQUITY INCOME FUND, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        OCTOBER 23, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        OCTOBER 23, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        OCTOBER 23, 2007